Cover	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	ACCEL ENTERTAINMENT, INC.
Entity Central Index Key	0001698991
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38136
Entity Tax Identification Number	98-1350261
Entity Address, Address Line One	140 Tower Drive
Entity Address, City or Town	Burr Ridge
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60527
City Area Code	630
Local Phone Number	972-2235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A-1 common stock, par value $0.0001 per share
Trading Symbol	ACEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this "Amendment") amends Form 8-K of Accel Entertainment, Inc. (the "Company") that was originally filed with the Securities and Exchange Commission on October 30, 2024 (the "Original Filing"). This Amendment is being filed solely to correct an inadvertent error in the submission of the Original Filing through EDGAR which referenced the incorrect Form 8-K Item Number (Item 2.01) in the EDGAR submission header. This Amendment is being filed through EDGAR to reference the correct Form 8-K Item Numbers (Items 2.02 and 9.01) in the EDGAR submission header. There are no changes to the Original Filing itself (which referenced the correct Item numbers) other than the date of this Amendment. Except as summarized above, this Amendment continues to speak as of the date of the Original Filing and does not reflect events occurring after the date of the Original Filing or modify or update the disclosures therein in any way.